Federated Hermes Ultrashort Bond ETF Expense Example - Federated Hermes Ultrashort Bond ETF - Federated Hermes Ultrashort Bond ETF	May 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93